Capital management	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Capital management

Note 14 Capital management
Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage minimums and Total Loss Absorbing Capacity (TLAC) ratios for deposit-taking institutions in Canada. During the third quarter of 2022, we complied with all capital, leverage and TLAC requirements, including the Domestic Stability Buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	July 31 2022	October 31 2021
Capital (1)
CET1 capital	$76,907	$75,583
Tier 1 capital	84,207	82,246
Total capital	93,857	92,026
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$478,686	$444,142
Market risk	34,551	34,806
Operational risk	75,813	73,593
Total RWA	$589,050	$552,541
Capital ratios and Leverage ratio (1)
CET1 ratio	13.1%	13.7%
Tier 1 capital ratio	14.3%	14.9%
Total capital ratio	15.9%	16.7%
Leverage ratio	4.6%	4.9%
Leverage ratio exposure (billions)	$1,840	$1,662
TLAC available and ratios (2), (3)
TLAC available	$162,284	n.a.
TLAC ratio	27.6%	n.a.
TLAC leverage ratio	8.8%	n.a.

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline as updated in accordance with the regulatory guidance issued by OSFI in response to the
COVID-19
pandemic. Both the CAR guideline and LR guideline are based on the Basel III framework.
(2)	Effective November 1, 2021, OSFI requires Canadian Domestic Systemically Important Banks to meet minimum risk-based TLAC ratio and TLAC leverage ratio requirements which are calculated using OSFI’s TLAC guideline.
(3)	The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively
called a resolution group. Both the TLAC ratio and TLAC leverage ratio are calculated using the TLAC available as percentage of total RWA and leverage exposure, respectively.
n.a.	not applicable